Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash Flows from Operating Activities:
Net Income	$ 216	$ 243
Adjustments to reconcile net income to net cash provided by operating activities:
Net (accretion) of securities discounts and deferred loan fees and costs	(4)	(10)
Depreciation and amortization of premises and equipment	104	123
Stock based compensation and allocation of ESOP stock	44	80
Provision for loan losses	(52)	150
Loss on sale of other real estate owned	77
Income from bank owned life insurance	(53)	(53)
(Increase) decrease in accrued interest receivable	(180)	113
(Increase) decrease in other assets	(85)	19
Increase in other liabilities	66	16
Net Cash Provided by Operating Activities	133	681
Activity in held to maturity securities:
Purchases	(490)	(1)
Maturities, calls and principal repayments	757	718
Net increase in loans receivable	(646)	(352)
Purchased loan participations	(7,100)
Purchase of premises and equipment	(52)	(38)
(Purchase) redemption of Federal Home Loan Bank of NY stock	(320)	157
Capitalized improvements of other real estate owned	(89)	(13)
Proceeds from sale of other real estate owned	256
Net Cash (Used in) Provided by Investing Activities	(7,684)	471
Cash Flows from Financing Activities:
Net (decrease) increase in deposits	(308)	1,396
Increase (repayment) of advance from FHLB of NY	7,100	(3,500)
Increase in advance payments by borrowers for taxes and insurance	89	38
Net Cash Provided by (Used in) Financing Activities	6,881	(2,066)
Net Decrease in Cash and Cash Equivalents	(670)	(914)
Cash and Cash Equivalents – Beginning	7,519	5,645
Cash and Cash Equivalents – Ending	6,849	4,731
Supplementary Cash Flows Information
Interest paid	$ 555	$ 587